Related Party and Parties-in-Interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Parties-in-Interest Transactions	During 2025, the Plan purchased and sold shares of the Company’s common stock and units of short-term investment funds managed by the Trustee as temporary investments (exempt party-in-interest transactions) as shown below:

Purchases	(in thousands)
Northern Trust Collective Short-term Investment Fund	$202,811

Sales
Company Stock	$18,594
Northern Trust Collective Short-term Investment Fund	193,899